Financial Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Gain related to partial settlement of pension plan liabilities	kr 93	kr 258
Net loss from revaluation of customer finance receivables	kr 197	kr 650	kr 1,059